Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Components of Lease Expense and Other Information
The components of lease expense and other information are as follows (dollars in thousands):

	Year Ended December 31,
	2024	2023
Finance lease amortization of right-of-use assets	$448	$488
Interest of finance lease liabilities	107	151

Finance lease expense	555	639
Operating lease expense	1,608	1,404
Short-term lease expense	545	749
Variable lease expense	911	786

Total lease expense	$3,619	$3,578

	Year Ended December 31,
	2024	2023
Weighted-average remaining lease terms (in years)
Operating leases	1.06	2.09
Finance leases	2.26	3.23
Weighted-average discount rate
Operating leases	8.49%	8.25%
Finance leases	9.76%	9.62%

Schedule of Future Commitments Due Under These Lease Agreements
Future commitments due under these lease agreements as of December 31, 2024 are as follows (in thousands):

As of December 31,	Operating Leases	Finance Leases	Total
2025	$2,396	$552	$2,948
2026	132	363	495
2027	—	44	44

Total undiscounted cash flows	2,528	959	3,487
Less: imputed interest	(101)	(83)	(184)

Total lease liabilities	$2,427	$876	$3,303
Less: current portion	2,295	489	2,784

Lease liabilities	$132	$387	$519